RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the USD/DKK and USD/EUR exchange rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year		$ (2.0)	$ (2.1)
Changes in equity for the following year		$ (2.0)	$ (2.1)
Sensitivity to changes
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year	$ (2.2)
Changes in equity for the following year	$ (2.2)